FIXED ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 5: FIXED ASSETS

The Company’s property and equipment is as follows:

	June 30, 2021	December 31, 2020	Estimated Life

Property and equipment – TRAQ Pvt Ltd.	$628,026	$638,587	3 - 10 years
Property and equipment – Rohuma US	1,100	-	3 - 10 years
Property and equipment – Rohuma India	4,117	-	3 – 10 years
Property and Equipment – Mimo Technologies	2,927	-	3 – 10 years
Less: accumulated depreciation	(599,351)	(602,214)

Net	$36,819	$36,373

Depreciation expense for the six months ended June 30, 2021 and 2020 was $11,615 and $8,186, respectively.

NOTE 5: FIXED ASSETS

The Company’s property and equipment is as follows:

	December 31, 2020	December 31, 2019	Estimated Life

Property and equipment – TRAQ Pvt Ltd.	$638,587	$650,621	3 - 10 years
Less: accumulated depreciation	(602,214)	(601,940)

Net	$36,373	$48,681

Depreciation expense for the years ended December 31, 2020 and 2019 was $14,747 and $22,065, respectively.